Other Receivables	12 Months Ended
Dec. 31, 2013
Other Receivables [Text Block]

Other receivables consist of the following:

	December 31,
	2013	2012
Research and development tax credit receivable from the French State	561	256
Research and development subsidies receivable from the French State	494	90
Value-added taxes receivable	294	427
Other receivables from Government and public authorities	88	31
Others	60	38
Total	1,497	842